Annual Total Returns[BarChart] - VictoryShares US EQ Income Enhanced Volatility Wtd ETF - VictoryShares US EQ Income Enhanced Volatility Wtd ETF	2015	2016	2017	2018	2019	2020
Total	(0.53%)	20.52%	15.75%	(5.54%)	19.34%	12.68%